REPORTING ENTITY	12 Months Ended
Dec. 31, 2025
Disclosure of consolidated and separate financial statements explanatory [abstract]
REPORTING ENTITY

NOTE 1 – REPORTING ENTITY

Grupo Aval Acciones y Valores S.A. (hereinafter the “Company”, “The Group” or “Grupo Aval”) was established under Colombian law in January 7, 1994, with its main offices and business address registered in Bogotá, D.C., Colombia. The corporate purpose of Grupo Aval is the purchase and sale of securities issued by financial and commercial entities. Grupo Aval is the majority shareholder of Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco Comercial AV Villas S.A., entities whose main purpose is to perform all transactions, operations and services inherent to the banking business, pursuant to applicable laws and regulations. Furthermore, through its direct and indirect investments in Corporación Financiera Colombiana S.A. (“Corficolombiana”), in Sociedad Administradora de Fondos de Pensiones, Cesantías y del Componente Complementario de Ahorro Individual “CCAI“ Porvenir S.A. (“Porvenir”), in Aval Fiduciaria S.A. in Aval Casa de Bolsa S.A. – Sociedad Comisionista de Bolsa and in Aval Banca de Inversión S.A.S. Grupo Aval also engages in investment banking activities, trust services and investment management of trust funds, securities brokerage activities, investments in the non-financial sector and manages pensions and severance funds in Colombia.

In performing its activities and pursuant to the corporate bylaws, Grupo Aval may (i) promote the creation of all types of companies relating to its corporate purpose; (ii) represent individuals and companies involved in similar or complementary activities; (iii) grant or receive loans with or without interest; (iv) submit its properties as collateral; (v) issue, endorse, acquire, protest, cancel, or pay bills of exchange, checks, promissory notes or any other type of financial instruments, accept or submit them as payment; (vi) acquire, sell, tax, lease or manage any kind of assets; (vii) subscribe or acquire any kind of investments and sell or otherwise dispose of them; (viii) acquire and sell shares in companies that pursue similar or complementary corporate interests ; (ix) render services in areas relating to its activities, experience and knowledge; and (x) carry out or participate, in acts and contracts relating to the aforementioned activities, enabling the exercise of rights and compliance of the obligations of The Group.

The duration of Grupo Aval set forth under the bylaws is until May 24, 2044, but the Company may be dissolved before such term expires, or it may be extended by free decision of Grupo Aval shareholders meeting.

When preparing its Consolidated Financial Statements, Grupo Aval Acciones y Valores S.A., directly consolidates the following entities:

Banco de Bogotá S.A.

Banco de Bogotá S.A., in which Grupo Aval holds 68.93% of the voting rights and 68.93% of the ownership interest as of December 31, 2025; was established as a bank on November 15, 1870. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Bogotá is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2025:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.47%
Almaviva S.A. y Subsidiaries	Logistics services.	Bogotá, Colombia	95.81%	66.04%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.41%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.93%
Multi Financial Holding	Holding company of Multi Financial Group Inc. (MFG) (1)	Panamá, Republic of Panamá	100%	68.93%

________________________________________

(1) Discontinued operation of Multi Financial Group (MFG), see Note 13.B

Banco de Occidente S.A.

Banco de Occidente S.A., in which Grupo Aval holds 72.27% of the voting rights and 72.27% of the ownership interest as of December 31, 2025; was established as a banking entity on April 30, 1965. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Occidente is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2025:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.86%
Banco de Occidente (Panamá), S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.

Banco Popular S.A., in which Grupo Aval holds 93.74% of the voting rights and 93.87% of the ownership interest as of December 31, 2025; was established as a banking entity on July 5, 1950. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. Its commercial purpose is to participate in and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

On November 22, 2023, Grupo Aval, Banco de Bogotá S.A., Banco de Occidente S.A. and Banco Popular S.A., entered into a shareholders’ agreement pursuant to which Banco Popular S.A. will act as the controlling entity of Corporación Financiera Colombiana S.A. ("Corficolombiana") according to the terms of articles 260 and 261 of the Colombian Code of Commerce, as well as the requirements established in IFRS 10. The execution of the aforementioned agreement does not entail any change in the share ownership of Corficolombiana currently held by the parties to the agreement, nor any modification of the beneficial owner of Corficolombiana.

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2025:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Deposit, conservation, custody and transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.74%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	89.03%
Corporación Financiera Colombiana – Corficolombiana S.A.	Active management of a diversified equity portfolio through controlled and uncontrolled investments in strategic sectors including infrastructure, energy and gas, agribusiness and hotels.	Bogotá, Colombia	55.73%	40.53%

Corficolombiana is a merchant bank authorized to operate by the Superintendency of Finance by the resolution of October 18, 1961. Corficolombiana´s core business is the active management of an equity portfolio through controlling and non-controlling investments in key strategic sectors that include infrastructure, energy and gas, agribusiness and hotels.

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2025:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.62%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios, Proyectos e Inversiones de los Andes S.A.S. y Subsidiarias	Infrastructure projects.	Bogotá, Colombia	99.99%	40.52%
Hoteles Estelar S.A. y Subsidiarias	Hotel services	Cali, Colombia	89.81%	36.40%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Oriente S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	40.53%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	40.53%

Banco Comercial AV Villas S.A.

Banco Comercial AV Villas S.A., in which Grupo Aval holds 80.39% of the voting rights and 79.87% of the ownership interest as of December 31, 2025; was incorporated as a banking entity on October 24, 1972. It was authorized to operate under the terms of the renewal resolution No. 3352 dated August 21, 1992 issued by the Superintendency of Finance. The commercial purpose of Banco AV Villas is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements imposed by Colombian laws and regulations.

Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.

Porvenir S.A., in which Grupo Aval and its Subsidiaries own 100% of the aggregate voting rights and Grupo Aval has an economic interest of 75.76% as of December 31, 2025, was established by Public Deed No. 5307 of Notary 23 of Bogotá on October 23 of 1991, it has an operating permit granted by the Superintendency of Finance through Resolution number 3970 of October 30, 1991; Porvenir is an administrator of pension and severance funds authorized by law.

The following table presents the details of Porvenir’s subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2025:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.18%

Grupo Aval Limited

Grupo Aval Limited is a 100% owned subsidiary of Grupo Aval in Cayman Islands. It was established on December 29, 2011. Grupo Aval Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC-265169, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1-1104. It was constituted as a special purpose vehicle for issuing foreign debt. Likewise, this company may, as part of its corporate purpose, develop any business activity within the framework of the law.

Aval Fiduciaria S.A.

Aval Fiduciaria S.A. (the Fiduciary), in which Grupo Aval holds 100% of the voting rights and 98.47% of the ownership interest as of December 31, 2025; is a private corporation subject to the control and supervision by the Superintendency of Finance. The exclusive purpose of Aval Fiduciaria is to carry out all fiduciary businesses regulated by law involving all types of movable and immovable property, whether tangible or intangible. Its principal place of business is in the city of Cali, and it operates through agencies in Bogotá, Medellín, Barranquilla, and Bucaramanga.

Aval Casa de Bolsa S.A. – Sociedad Comisionista de Bolsa

Aval Casa de Bolsa S.A. – Sociedad Comisionista de Bolsa, in which Grupo Aval holds 98.80% of the voting rights and 87.84% of the ownership interest as of December 31, 2025; is a private entity whose corporate purpose is to carry out commission‑based transactions for the purchase and sale of securities registered in the Colombian Stock Exchange and the National Registry of Shares and Issuers (RNVE), the administration of collective investment funds, the administration of securities, the performance of operations on its own account, securities brokerage and the provision of advisory services regarding the capital markets, among others.

Aval Banca de Inversión S.A.S.

Aval Banca de Inversión S.A.S, in which Grupo Aval holds 100% of the voting rights and 82.16% of the ownership interest as of December 31, 2025; is a private entity whose corporate purpose is the structuring of financial transactions, providing client support in obtaining funding, advising on mergers and acquisitions, and providing financial consulting services.

Legal and regulatory restrictions

Grupo Aval and its Colombian Subsidiaries are subject to the following restrictions to transfer profits or perform transactions, in accordance with the legal requirements in Colombia:

●	Before distributing any dividends to their shareholders, the companies should assign 10% of their profits to a legal reserve until the reserve equals 50% of paid-in capital.
●	The subsidiaries of Grupo Aval that operate in the financial sector in Colombia may not grant loans to a counterpart that exceed 10% of their regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable security or third-party guarantee, as per Superintendency of Finance rules. There is an exception to this rule that extends the maximum limit of up to 25% (without guarantee) when it refers to loans to fourth generation toll roads “4G” infrastructure projects.
●	Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities.

Foreign subsidiaries of Grupo Aval do not have any restriction to transfer dividends to the parent company. Lending operations in general have restrictions similar to those of banks in Colombia, as described above.

Grupo Aval and its Subsidiaries do not have significant restrictions on their ability to access or use their assets and settle their liabilities other than those resulting from the supervisory frameworks within which subsidiaries of the financial sector operate. The supervisory frameworks require subsidiaries of the financial sector to keep certain levels of regulatory capital (see note 4.4) and liquid assets (see note 4.3), limit their exposure to other parts of Grupo Aval and its Subsidiaries and comply with other ratios.